U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 30, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Underlying Funds Trust (the “Trust”)
File No.: 811-21895

Dear Sir or Madam:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 13 to the Trust’s Registration Statement on Form N-1A for the purpose of deleting references to the Long/Short Equity – Global – 1 Portfolio and the Equity Options Overlay – 1 Portfolio as well as notifying shareholders of the fact that Duncan-Hurst Capital Management, L.P. and Graybeard Capital, LLC no longer serve as sub-advisors to the Portfolios.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC